CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Asset Strategy Fund, Inc. (1933 Act File No. 33-55753; 1940 Act File No. 811-7217) ("Registrant") hereby certifies that (a) the form of Prospectus that would have been filed under Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 18 ("Amendment No. 18") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) the text of Amendment No. 18 was filed electronically.

WADDELL & REED ADVISORS
ASSET STRATEGY FUND, INC.

Dated: November 3, 2006	By: /s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary and
Associate General Counsel